07081708

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
[illegible] BLACKWELL ROAD
ROCKVILLE, MD 20850

CERT NAS

Gary Sundick
Vice President
Listing Qualifications

RECD S.E.C.
NOV 0 7 2007
1086

1-33657

By Facsimile and First Class Mail

November 7, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
NOV 0 9 2007
THOMSON
FINANCIAL

3

Dear Ms. Peters:

This is to certify that on August 9, 2007 The Nasdaq Stock Market (the "Exchange") received from New Abraxis, Inc. (the "Registrant") a copy of the Registrant's application on Form 10 for the registration of the following security:

Common Stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

END